Offerings	Feb. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	3,261,462
Proposed Maximum Offering Price per Unit	31.025
Maximum Aggregate Offering Price	$ 101,186,858.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,973.91
Offering Note	(a) The registrant is relying on Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the Securities Act). (b) This represents 3,261,462 additional shares of common stock issuable pursuant to the Mineralys Therapeutics, Inc. 2023 Incentive Award Plan (the 2023 Plan) that have become available pursuant to an automatic annual increase provision in the 2023 Plan. Pursuant to Rule 416 under the Securities Act, this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plans as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. (c) The proposed maximum offering price per share is computed in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee, based on the average of the high and low prices of the registrant's common stock as reported on the Nasdaq Global Select Market on February 9, 2026, which is within five business days prior to filing this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	815,365
Proposed Maximum Offering Price per Unit	31.025
Maximum Aggregate Offering Price	$ 25,296,699.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,493.47
Offering Note	(a) See note 1a. (b) This represents 815,365 additional shares of common stock issuable pursuant to the Mineralys Therapeutics, Inc. 2023 Employee Stock Purchase Plan (the ESPP) that have become available pursuant to an automatic annual increase provision in the ESPP. Pursuant to Rule 416 under the Securities Act, this registration statement also registers an indeterminate number of additional shares that may be issued pursuant to the above-named plans as the result of any future stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. (c) See note 1c.